Note A - Summary of Significant Accounting Policies (Details) - Product Warranties (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Product Warranties [Abstract]
Balance at beginning of year	$ 1,133	$ 1,228	$ 1,543
Provision	1,220	1,394	1,081
Claims	(1,183)	(1,489)	(1,396)
Balance at end of year	$ 1,170	$ 1,133	$ 1,228